Operating Expenses - Additional Information (Details) - USD ($) $ in Millions	3 Months Ended	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2021
Operating Expenses 1 [abstract]
Change program transition costs	$ 41	$ 52